Goodwill and Intangible Assets (Goodwill balance by business segment) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill Information
Purchased goodwill from acquisitions		$ 1,302,000,000	$ 14,000,000	$ 2,495,000,000
Goodwill acquired during the period which is deductible for tax purposes		0	0
Increase (decrease) in goodwill related to preliminary allocation of purchase price for prior acquisitions			39,000,000
Goodwill
Balance at the beginning of the period	$ 10,513,000,000	9,166,000,000	9,249,000,000
Acquisition activity		1,302,000,000	53,000,000
Divestiture activity		(323,000,000)
Translation and other		368,000,000	(136,000,000)
Balance at the end of the period		10,513,000,000	9,166,000,000	9,249,000,000
Amount of Goodwill impairment	0	0	0	0
Industrial
Goodwill
Balance at the beginning of the period	2,678,000,000	2,536,000,000	2,573,000,000
Translation and other		142,000,000	(37,000,000)
Balance at the end of the period		2,678,000,000	2,536,000,000	2,573,000,000
Safety and Graphics
Goodwill
Balance at the beginning of the period	4,419,000,000	3,324,000,000	3,342,000,000
Acquisition activity		1,296,000,000	41,000,000
Divestiture activity		(323,000,000)
Translation and other		122,000,000	(59,000,000)
Balance at the end of the period		4,419,000,000	3,324,000,000	3,342,000,000
Health Care
Goodwill
Balance at the beginning of the period	1,682,000,000	1,609,000,000	1,624,000,000
Acquisition activity		6,000,000	12,000,000
Translation and other		67,000,000	(27,000,000)
Balance at the end of the period		1,682,000,000	1,609,000,000	1,624,000,000
Electronics and Energy
Goodwill
Balance at the beginning of the period	1,524,000,000	1,489,000,000	1,510,000,000
Translation and other		35,000,000	(21,000,000)
Balance at the end of the period		1,524,000,000	1,489,000,000	1,510,000,000
Consumer
Goodwill
Balance at the beginning of the period	$ 210,000,000	208,000,000	200,000,000
Translation and other		2,000,000	8,000,000
Balance at the end of the period		$ 210,000,000	$ 208,000,000	$ 200,000,000